Acquisition of TCBM Holdings, LLC - Schedule of Assets Acqusition (Details) - USD ($)		Mar. 31, 2020	Nov. 30, 2019		Jun. 30, 2019	Jun. 30, 2018
Business Combinations [Abstract]
Cash			$ 546,411
Inventory	[1]		70,580
Property, plant and equipment	[2]		36,363
Assets Acquired Excluding Goodwill			653,354
Goodwill		$ 1,346,646	1,346,646	[3]	$ 1,346,646
Total purchase price			$ 2,000,000

[1]	Inventories acquired were sold on March 11, 2020
[2]	Property plant and equipment acquired includes computers software and other office equipment
[3]	Goodwill is recorded when the cost of acquired businesses exceeds the fair value of the identifiable net assets acquired